Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2025 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		Communication Services—10.9%
794,153		Alphabet, Inc., Class A	$ 223,307,882
12,600	[1]	Live Nation Entertainment, Inc.	1,884,078
198,658		Meta Platforms, Inc.	128,799,914
37,576	[1]	Netflix, Inc.	42,042,284
62,554	[1]	Reddit, Inc.	13,070,658
286,403	[1]	ROBLOX Corp.	32,569,749
29,770	[1]	Spotify Technology S.A.	19,508,877
228,382	[1]	ZoomInfo Technologies, Inc.	2,562,446
		TOTAL	463,745,888
		Consumer Discretionary—13.1%
126,315	[1]	Airbnb, Inc.	15,983,900
847,691	[1]	Amazon.com, Inc.	207,023,096
1,148		Booking Holdings, Inc.	5,829,246
117,303	[1]	Deckers Outdoor Corp.	9,560,194
5,365		Domino’s Pizza, Inc.	2,137,738
148,147	[1]	DoorDash, Inc.	37,684,152
46,519		eBay, Inc.	3,782,460
300,577	[1]	Five Below, Inc.	47,271,745
138,503	[1]	Norwegian Cruise Line Holdings Ltd.	3,105,237
25,194	[1]	O’Reilly Automotive, Inc.	2,379,321
15,730		Royal Caribbean Cruises Ltd.	4,511,836
98,054	[1]	SharkNinja, Inc.	8,383,617
271,277	[1]	Tesla, Inc.	123,854,227
132,461		TJX Cos., Inc.	18,563,085
1,007,886	[1]	Viking Holdings Ltd.	61,329,863
25,954	[1]	Wayfair, Inc.	2,686,499
17,402		Yum! Brands, Inc.	2,405,130
		TOTAL	556,491,346
		Consumer Staples—2.8%
108,426		Costco Wholesale Corp.	98,824,878
106,839		Estee Lauder Cos., Inc., Class A	10,330,263
195,918	[1]	Maplebear, Inc.	7,221,537
		TOTAL	116,376,678
		Energy—0.1%
65,706		Weatherford International PLC	4,841,875
		Financials—6.6%
78,035		Ameriprise Financial, Inc.	35,331,907
29,225	[1]	Arch Capital Group Ltd.	2,522,410
30,574		Bank of New York Mellon Corp.	3,299,852
92,759		Charles Schwab Corp.	8,767,581
26,261	[1]	Fiserv, Inc.	1,751,346
24,878		Goldman Sachs Group, Inc.	19,637,947
146,598		Mastercard, Inc.	80,920,630
9,645		Moody’s Corp.	4,632,493
36,457		Morgan Stanley	5,978,948
74,386		Progressive Corp., OH	15,323,516

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
295,470		Visa, Inc., Class A	$ 100,678,448
		TOTAL	278,845,078
		Health Care—6.7%
468,670		AbbVie, Inc.	102,188,807
42,307	[1]	Align Technology, Inc.	5,833,289
45,998	[1]	Alnylam Pharmaceuticals, Inc.	20,976,928
96,719		Amgen, Inc.	28,863,851
47,297		Cardinal Health, Inc.	9,022,849
62,065		Cencora, Inc.	20,966,178
330,858	[1]	Dexcom, Inc.	19,262,553
39,467		Gilead Sciences, Inc.	4,727,752
79,029	[1]	Illumina, Inc.	9,763,243
67,235	[1]	Incyte Genomics, Inc.	6,285,128
12,749	[1]	Intuitive Surgical, Inc.	6,811,536
55,030		Merck & Co., Inc.	4,731,479
54,967	[1]	Regeneron Pharmaceuticals, Inc.	35,827,490
23,862	[1]	Vertex Pharmaceuticals, Inc.	10,154,951
		TOTAL	285,416,034
		Industrials—4.9%
131,300		Allison Transmission Holdings, Inc.	10,838,815
35,562		Cintas Corp.	6,517,448
20,119		GE Aerospace	6,215,765
157,077		GE Vernova, Inc.	91,912,036
63,644		Paycom Software, Inc.	11,907,156
14,169		Trane Technologies PLC	6,356,922
338,555	[1]	Uber Technologies, Inc.	32,670,557
416,859		Veralto Corp.	41,135,646
		TOTAL	207,554,345
		Information Technology—51.5%
367,674	[1]	Adobe, Inc.	125,123,139
44,954	[1]	Advanced Micro Devices, Inc.	11,513,619
296,939		Amphenol Corp., Class A	41,375,480
963,063		Apple, Inc.	260,383,343
36,843	[1]	AppLovin Corp.	23,481,149
489,910	[1]	Arista Networks, Inc.	77,253,908
52,074	[1]	Autodesk, Inc.	15,691,979
550,121		Broadcom, Inc.	203,341,225
26,655	[1]	Cadence Design Systems, Inc.	9,027,782
43,014	[1]	Crowdstrike Holdings, Inc.	23,357,032
213,343		Dell Technologies, Inc.	34,563,699
153,142	[1]	Enphase Energy, Inc.	4,672,362
36,196	[1]	EPAM Systems, Inc.	5,919,494
243,368	[1]	Fortinet, Inc.	21,034,296
178,090	[1]	GoDaddy, Inc.	23,709,122
11,407	[1]	Guidewire Software, Inc.	2,665,132
37,125		Intuit, Inc.	24,782,794
21,828		KLA Corp.	26,384,377
384,100		Lam Research Corp.	60,480,386
60,091	[1]	Lumentum Holdings, Inc.	12,111,942
555,664		Microsoft Corp.	287,728,376
8,612		Motorola Solutions, Inc.	3,502,587
192,725		NetApp, Inc.	22,699,151

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
395,768	[1]	Nutanix, Inc.	$ 28,194,512
1,669,217		NVIDIA Corp.	337,999,750
126,864		Oracle Corp.	33,315,755
579,086	[1]	Palantir Technologies, Inc.	116,089,370
267,042	[1]	Palo Alto Networks, Inc.	58,813,330
238,478	[1]	Pure Storage, Inc.	23,537,779
369,100		Qualcomm, Inc.	66,770,190
190,104	[1]	Rubrik, Inc.	14,309,128
209,126		Salesforce, Inc.	54,458,502
19,180	[1]	ServiceNow, Inc.	17,631,790
61,399	[1]	Snowflake, Inc.	16,877,357
258,904		Teradyne, Inc.	47,058,391
147,706	[1]	Zscaler, Inc.	48,911,365
		TOTAL	2,184,769,593
		Materials—0.5%
591,812		Celanese Corp.	22,749,253
		Utilities—0.1%
29,977		Vistra Corp.	5,644,669
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,097,545,523)	4,126,434,759
		INVESTMENT COMPANY—2.2%
92,670,536		Federated Hermes Government Obligations Fund, Premier Shares, 4.03%[2] (IDENTIFIED COST $92,670,536)	92,670,536
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $3,190,216,059)	4,219,105,295
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	24,940,765
		NET ASSETS—100%	$4,244,046,060
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended October 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 7/31/2025	$75,787,511
Purchases at Cost	$388,091,884
Proceeds from Sales	$(371,208,859)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 10/31/2025	$92,670,536
Shares Held as of 10/31/2025	92,670,536
Dividend Income	$913,292

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at October 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.